Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 13,061,248	$ 11,779,690
Segment Reconciling Items [Member] | Cash and Cash Equivalents [Member]
Segment Reporting Information [Line Items]
Total assets	678,392	806,904
Segment Reconciling Items [Member] | Other Assets [Member]
Segment Reporting Information [Line Items]
Total assets	301,586	394,341
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets	(145,319)	(89,552)
Teekay Offshore [Member] | Offshore Logistics [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	2,591,489	2,186,789
Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	2,717,193	1,261,569
Teekay Offshore [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	63,900	150,044
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	360,527	381,175
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	3,550,396	3,379,279
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	2,073,059	1,000,864
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	710,533	2,138,445
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	142,236	138,504
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	$ 17,256	$ 31,328